(2_FIDELITY_LOGOS)FIDELITY

FOREIGN CURRENCY
FUNDS
ANNUAL REPORT
DECEMBER 31, 1996
CONTENTS


PRESIDENT'S MESSAGE      3    Ned Johnson on investing
                              strategies.

PERFORMANCE              4    How the funds have done over time.

FUND TALK                10   The manager's review of fund
                              performance, strategy and outlook.

FINANCIAL STATEMENTS     13   Statements of assets and liabilities,
                              operations, and changes in net
                              assets,
                              as well as financial highlights.

NOTES                    25   Notes to the financial statements.

REPORT OF INDEPENDENT    29   The auditors' opinion.
ACCOUNTANTS


THIS REPORT AND THE FINANCIAL STATEMENTS CONTAINED HEREIN ARE SUBMITTED FOR THE GENERAL
INFORMATION OF THE SHAREHOLDERS OF THE FUND. THIS REPORT IS NOT AUTHORIZED FOR DISTRIBUTION TO
PROSPECTIVE INVESTORS IN THE FUND UNLESS PRECEDED OR ACCOMPANIED BY AN
EFFECTIVE
PROSPECTUS.
MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, FEDERAL RESERVE BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL AMOUNT INVESTED.
NEITHER THE FUND NOR FIDELITY DISTRIBUTORS CORPORATION IS A BANK.
FOR MORE INFORMATION ON ANY FIDELITY FUND, INCLUDING CHARGES AND EXPENSES,
CALL
1-800-544-8888 FOR A FREE PROSPECTUS. READ IT CAREFULLY BEFORE YOU INVEST OR SEND MONEY.
To reduce expenses and demonstrate respect for our environment, we have initiated a project through which we will begin eliminating duplicate copies of most financial reports and prospectuses to most households, even if they have more than one account in the fund. If additional copies of financial reports, prospectuses or historical account information are needed, please call 1-800-544-6666.
Please be advised that this fund is structured as a Limited Partnership. Tax information for Limited Partnerships is reported on a Form K-1, not a Form 1099. You should expect to receive a K-1 tax form from Fidelity by March 31, 1997.
PRESIDENT'S MESSAGE



(photo_of_Edward_C_Johnson_3d)
DEAR SHAREHOLDER:
Although stocks managed to post solid returns throughout 1996, signs of strength in the economy have led to inflation fears, causing some uncertainty in both the stock and bond markets. In 1995, both stock and bond markets posted strong results, while the year before, stocks posted below-average returns and bonds had one of the worst years in history. These market ups and downs are a normal part of investing, and there are some basic principles that are helpful for investors to remember in different types of markets.
If you can leave your money invested over the long term, you can avoid the results of the volatility that generally accompanies the stock market in the short term. You also can help to manage some of the risks of investing through diversification. A stock fund is already diversified because it invests in many issues. You can diversify even further by placing some of your money in several different types of stock funds or in other investment categories, such as bonds.
If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, there is no assurance that a money market fund will achieve its goal, and it is important to remember that money market funds are not insured or guaranteed by any agency of the U.S. government. Finally, no matter what your investment horizon or portfolio diversity, it makes good sense to follow a regular investment plan - investing a certain amount of money at the same time each month or quarter - and to review your portfolio periodically. A periodic investment plan will not, of course, assure a profit or protect against a loss.
If you have any questions, please call us at 1-800-544-8888. We stand ready to provide the information you need to make the investments that are right for you.
Best regards,
Edward C. Johnson 3d
FIDELITY DEUTSCHE MARK PERFORMANCE PORTFOLIO, L.P.

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996             PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Deutsche Mark Performance Portfolio, L.P.   -4.91%   22.63%   72.30%

Deutsche Mark Performance Portfolio, L.P.   -5.29%   22.14%   71.61%
 (incl. maximum 0.4% sales charge)

German deutsche mark                        -6.71%   -1.62%   19.29%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on November 16, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the German deutsche mark, whose returns reflect a hypothetical unmanaged investment in the currency itself. The exchange rates used in calculating these returns are based on the mean between the best available bid and asked quotations at 4 p.m. Eastern time from a pool of 500 banking institutions which actively trade in this currency.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996             PAST 1   PAST 5   LIFE OF
                                            YEAR     YEARS    FUND

Deutsche Mark Performance Portfolio, L.P.   -4.91%   4.16%    7.93%

Deutsche Mark Performance Portfolio, L.P.   -5.29%   4.08%    7.87%
 (incl. maximum 0.4% sales charge)

German deutsche mark                        -6.71%   -0.33%   2.50%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961231 19970114 163457 S00000000000001
             Deutsche Mark Portfolio     QT Deutsche Mark
             00497                       QT001
  1989/11/16       9960.00                    10000.00
  1989/11/30      10308.60                    10322.20
  1989/12/31      10896.24                    10877.85
  1990/01/31      10995.84                    10913.35
  1990/02/28      10916.16                    10772.70
  1990/03/31      11075.52                    10855.37
  1990/04/30      11234.88                    10949.09
  1990/05/31      11175.12                    10839.38
  1990/06/30      11483.88                    11073.04
  1990/07/31      12081.48                    11587.27
  1990/08/31      12230.88                    11668.15
  1990/09/30      12370.32                    11735.16
  1990/10/31      12848.40                    12111.57
  1990/11/30      13097.40                    12279.80
  1990/12/31      13216.92                    12330.85
  1991/01/31      13446.00                    12452.77
  1991/02/28      13107.36                    12058.36
  1991/03/31      11802.60                    10798.00
  1991/04/30      11872.32                    10775.86
  1991/05/31      11683.08                    10550.20
  1991/06/30      11314.56                    10154.06
  1991/07/31      11832.48                    10544.15
  1991/08/31      11882.28                    10526.04
  1991/09/30      12539.64                    11045.11
  1991/10/31      12569.52                    11000.18
  1991/11/30      12987.84                    11311.44
  1991/12/31      13993.80                    12125.95
  1992/01/31      13266.72                    11414.65
  1992/02/29      13117.32                    11219.65
  1992/03/31      13187.04                    11192.33
  1992/04/30      13236.84                    11158.37
  1992/05/31      13645.20                    11439.50
  1992/06/30      14521.68                    12083.72
  1992/07/31      15079.44                    12471.35
  1992/08/31      15955.92                    13111.59
  1992/09/30      16025.64                    12991.17
  1992/10/31      14730.84                    11920.78
  1992/11/30      14342.40                    11558.14
  1992/12/31      14143.20                    11347.73
  1993/01/31      14302.56                    11413.23
  1993/02/28      14083.44                    11178.72
  1993/03/31      14501.76                    11445.20
  1993/04/30      14790.60                    11601.89
  1993/05/31      14830.44                    11583.62
  1993/06/30      13884.24                    10785.34
  1993/07/31      13675.08                    10559.29
  1993/08/31      14262.72                    10969.34
  1993/09/30      14691.00                    11265.01
  1993/10/31      14292.60                    10907.53
  1993/11/30      14103.36                    10721.82
  1993/12/31      13973.88                    10579.33
  1994/01/31      14053.56                    10603.13
  1994/02/28      14362.32                    10790.40
  1994/03/31      14681.04                    10991.63
  1994/04/30      14900.16                    11117.90
  1994/05/31      15009.72                    11168.54
  1994/06/30      15617.28                    11583.62
  1994/07/31      15696.96                    11616.55
  1994/08/31      15756.72                    11627.57
  1994/09/30      16105.32                    11852.40
  1994/10/31      16653.12                    12228.35
  1994/11/30      16015.68                    11717.96
  1994/12/31      16264.68                    11867.70
  1995/01/31      16573.44                    11991.52
  1995/02/28      17300.52                    12566.80
  1995/03/31      18475.80                    13373.82
  1995/04/30      18376.20                    13259.07
  1995/05/31      18047.52                    12998.52
  1995/06/30      18515.64                    13310.89
  1995/07/31      18505.68                    13265.76
  1995/08/31      17529.60                    12526.57
  1995/09/30      18077.40                    12879.25
  1995/10/31      18356.28                    13053.88
  1995/11/30      17908.08                    12712.75
  1995/12/31      18047.52                    12787.90
  1996/01/31      17469.84                    12345.75
  1996/02/29      17679.00                    12471.35
  1996/03/31      17679.00                    12451.92
  1996/04/30      17081.40                    12005.22
  1996/05/31      17210.88                    12074.59
  1996/06/30      17210.88                    12062.32
  1996/07/31      17838.36                    12489.56
  1996/08/31      17758.68                    12418.71
  1996/09/30      17270.64                    12058.76
  1996/10/31      17370.24                    12114.36
  1996/11/30      17171.04                    11960.33
  1996/12/31      17161.08                    11929.29
IMATRL PRASUN   SHR__CHT 19961231 19970114 163459 R00000000000089

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Deutsche Mark Performance Portfolio, L.P. on November 16, 1989, when the fund started, and the current maximum 0.4% sales charge was paid. As the chart shows, by December 31, 1996, the value of the investment would have grown to $17,161 - a 71.61% increase on the initial investment. For comparison, look at how the German deutsche mark did over the same period. The same $10,000 investment would have grown to $11,929 - a 19.29% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The value of
foreign currencies compared
to the value of the U.S. dollar
changes daily. Changes in
interest rates and political
events can both affect a
currency's value compared to
the dollar. In turn, the share
price and return of a fund that
invests in foreign currencies
will vary. That means if you
sell your shares during a
downturn, you might lose
money. But if you can ride out
short-term ups and downs, you
may have a gain.
(checkmark)
FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996        PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Sterling Performance Portfolio, L.P.   15.35%   18.44%   77.30%

Sterling Performance Portfolio, L.P.   14.89%   17.96%   76.59%
 (incl. maximum 0.4% sales charge)

British Pound Sterling                 10.45%   -8.27%   8.43%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on November 16, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the British Pound Sterling, whose returns reflect a hypothetical unmanaged investment in the currency itself. The exchange rates used in calculating these returns are based on the mean between the best available bid and asked quotations at 4 p.m. Eastern time from a pool of 500 banking institutions which actively trade in this currency.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996        PAST 1   PAST 5   LIFE OF
                                       YEAR     YEARS    FUND

Sterling Performance Portfolio, L.P.   15.35%   3.44%    8.36%

Sterling Performance Portfolio, L.P.   14.89%   3.36%    8.30%
 (incl. maximum 0.4% sales charge)

British Pound Sterling                 10.45%   -1.71%   1.14%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961231 19970114 163854 S00000000000001
             Sterling Portfolio          QT British Pound Sterling
             00498                       QT002
  1989/11/16       9960.00                    10000.00
  1989/11/30       9930.12                     9938.77
  1989/12/31      10278.72                    10201.45
  1990/01/31      10806.60                    10627.94
  1990/02/28      10896.24                    10611.90
  1990/03/31      10826.52                    10416.32
  1990/04/30      10906.20                    10377.05
  1990/05/31      11284.68                    10624.37
  1990/06/30      11882.28                    11070.30
  1990/07/31      12798.60                    11796.50
  1990/08/31      13087.44                    11965.97
  1990/09/30      13157.16                    11876.17
  1990/10/31      13804.56                    12298.43
  1990/11/30      13963.92                    12305.60
  1990/12/31      14033.64                    12238.98
  1991/01/31      14392.20                    12448.38
  1991/02/28      14143.20                    12103.25
  1991/03/31      13007.76                    11018.28
  1991/04/30      13077.48                    10961.04
  1991/05/31      12918.12                    10741.56
  1991/06/30      12420.12                    10264.31
  1991/07/31      13017.72                    10669.14
  1991/08/31      13077.48                    10640.44
  1991/09/30      13714.92                    11076.12
  1991/10/31      13734.84                    11010.61
  1991/11/30      14033.64                    11191.65
  1991/12/31      14910.12                    11820.73
  1992/01/31      14392.20                    11311.65
  1992/02/29      14252.76                    11128.69
  1992/03/31      14163.12                    10985.77
  1992/04/30      14621.28                    11255.33
  1992/05/31      15129.24                    11572.21
  1992/06/30      15876.24                    12064.04
  1992/07/31      16145.16                    12198.88
  1992/08/31      16752.72                    12584.49
  1992/09/30      15358.32                    11307.61
  1992/10/31      13426.08                     9855.21
  1992/11/30      13147.20                     9599.64
  1992/12/31      13107.36                     9561.93
  1993/01/31      13027.68                     9409.84
  1993/02/28      12499.80                     9017.09
  1993/03/31      13346.40                     9593.82
  1993/04/30      13894.20                     9959.09
  1993/05/31      13834.44                     9884.45
  1993/06/30      13266.72                     9444.94
  1993/07/31      13236.84                     9390.30
  1993/08/31      13336.44                     9437.90
  1993/09/30      13446.00                     9478.89
  1993/10/31      13356.36                     9377.78
  1993/11/30      13455.96                     9407.04
  1993/12/31      13406.16                     9350.07
  1994/01/31      13704.96                     9531.70
  1994/02/28      13565.52                     9405.65
  1994/03/31      13585.44                     9390.30
  1994/04/30      13944.00                     9605.46
  1994/05/31      13914.12                     9561.93
  1994/06/30      14262.72                     9773.04
  1994/07/31      14292.60                     9773.04
  1994/08/31      14252.76                     9713.06
  1994/09/30      14681.04                     9977.93
  1994/10/31      15278.64                    10356.68
  1994/11/30      14681.04                     9910.76
  1994/12/31      14730.84                     9915.41
  1995/01/31      14910.12                     9924.74
  1995/02/28      14989.80                    10017.41
  1995/03/31      15428.04                    10269.31
  1995/04/30      15418.08                    10204.74
  1995/05/31      15208.92                    10050.81
  1995/06/30      15328.44                    10092.47
  1995/07/31      15408.12                    10098.92
  1995/08/31      15039.60                     9810.91
  1995/09/30      15418.08                    10020.58
  1995/10/31      15467.88                    10004.74
  1995/11/30      15069.48                     9699.66
  1995/12/31      15308.52                     9817.00
  1996/01/31      14999.76                     9573.50
  1996/02/29      15238.80                     9693.72
  1996/03/31      15258.72                     9662.65
  1996/04/30      15119.28                     9541.21
  1996/05/31      15617.28                     9819.72
  1996/06/30      15687.00                     9826.37
  1996/07/31      15776.64                     9849.79
  1996/08/31      15886.20                     9885.25
  1996/09/30      15975.84                     9906.44
  1996/10/31      16643.16                    10298.91
  1996/11/30      17260.68                    10643.90
  1996/12/31      17659.08                    10843.29
IMATRL PRASUN   SHR__CHT 19961231 19970114 163856 R00000000000089

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Sterling Performance Portfolio, L.P. on November 16, 1989, when the fund started, and the current maximum 0.4% sales charge was paid. As the chart shows, by December 31, 1996, the value of the investment would have grown to $17,659 - a 76.59% increase on the initial investment. For comparison, look at how the British pound sterling did over the same period. The same $10,000 investment would have grown to $10,843 - an 8.43% increase.
UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The value of foreign
currencies compared to the
value of the U.S. dollar
changes daily. Changes in
interest rates and political
events can both affect a
currency's value compared to
the dollar. In turn, the share
price and return of a fund that
invests in foreign currencies
will vary. That means if you sell
your shares during a downturn,
you might lose money. But if
you can ride out short-term
ups and downs, you may have
a gain.
(checkmark)
FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.

PERFORMANCE: THE BOTTOM LINE


There are several ways to evaluate a fund's historical performance. You can look at the total percentage change in value, the average annual percentage change, or the growth of a hypothetical $10,000 investment. A fund's total return includes changes in a fund's share price. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower. CUMULATIVE TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996      PAST 1    PAST 5   LIFE OF
                                     YEAR      YEARS    FUND

Yen Performance Portfolio, L.P.      -11.70%   11.10%   44.10%

Yen Performance Portfolio, L.P.      -12.06%   10.66%   43.52%
 (incl. maximum 0.4% sales charge)

Japanese Yen                         -10.82%   7.67%    24.00%

CUMULATIVE TOTAL RETURNS show the fund's performance in percentage terms over a set period - in this case, one year, five years or since the fund started on November 16, 1989. For example, if you invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Japanese yen, whose returns reflect a hypothetical unmanaged investment in the currency itself. The exchange rates used in calculating these returns are based on the mean between the best available bid and asked quotations at 4 p.m. Eastern time from a pool of 500 banking institutions which actively trade in this currency.
AVERAGE ANNUAL TOTAL RETURNS
PERIODS ENDED DECEMBER 31, 1996      PAST 1    PAST 5   LIFE OF
                                     YEAR      YEARS    FUND

Yen Performance Portfolio, L.P.      -11.70%   2.13%    5.26%

Yen Performance Portfolio, L.P.      -12.06%   2.05%    5.20%
 (incl. maximum 0.4% sales charge)

Japanese Yen                         -10.82%   1.49%    3.06%

AVERAGE ANNUAL TOTAL RETURNS take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.
$10,000 OVER LIFE OF FUND
IMAHDR PRASUN   SHR__CHT 19961231 19970114 164014 S00000000000001
             Yen Portfolio               QT Japanese Yen
             00499                       QT003
  1989/11/16       9960.00                    10000.00
  1989/11/30      10049.64                    10066.51
  1989/12/31      10019.76                     9991.66
  1990/01/31      10029.72                     9954.31
  1990/02/28       9760.80                     9639.96
  1990/03/31       9232.92                     9079.89
  1990/04/30       9252.84                     9048.46
  1990/05/31       9701.04                     9452.99
  1990/06/30       9750.84                     9452.99
  1990/07/31      10209.00                     9858.75
  1990/08/31      10398.24                     9998.61
  1990/09/30      10846.44                    10381.23
  1990/10/31      11593.44                    11051.50
  1990/11/30      11463.96                    10851.32
  1990/12/31      11234.88                    10618.91
  1991/01/31      11653.20                    10952.16
  1991/02/28      11543.64                    10808.09
  1991/03/31      10936.08                    10182.72
  1991/04/30      11414.16                    10560.41
  1991/05/31      11284.68                    10393.99
  1991/06/30      11404.20                    10458.25
  1991/07/31      11473.92                    10464.34
  1991/08/31      11583.48                    10507.93
  1991/09/30      11981.88                    10814.59
  1991/10/31      12230.88                    10996.56
  1991/11/30      12370.32                    11058.30
  1991/12/31      12918.12                    11517.14
  1992/01/31      12878.28                    11431.07
  1992/02/29      12529.68                    11100.13
  1992/03/31      12270.72                    10830.89
  1992/04/30      12260.76                    10790.24
  1992/05/31      12778.68                    11259.20
  1992/06/30      13017.72                    11447.45
  1992/07/31      12878.28                    11312.35
  1992/08/31      13336.44                    11684.68
  1992/09/30      13724.88                    11995.66
  1992/10/31      13366.32                    11653.43
  1992/11/30      13246.80                    11527.30
  1992/12/31      13236.84                    11516.22
  1993/01/31      13266.72                    11534.70
  1993/02/28      13973.88                    12164.13
  1993/03/31      14422.08                    12529.85
  1993/04/30      14920.08                    12941.49
  1993/05/31      15477.84                    13431.11
  1993/06/30      15547.56                    13443.67
  1993/07/31      15906.12                    13739.13
  1993/08/31      15916.08                    13728.64
  1993/09/30      15726.84                    13541.16
  1993/10/31      15398.16                    13245.51
  1993/11/30      15348.36                    13182.36
  1993/12/31      14969.88                    12857.02
  1994/01/31      15398.16                    13227.23
  1994/02/28      16005.72                    13747.01
  1994/03/31      16314.48                    14006.82
  1994/04/30      16503.72                    14161.33
  1994/05/31      16015.68                    13718.16
  1994/06/30      17041.56                    14589.55
  1994/07/31      16802.52                    14392.39
  1994/08/31      16752.72                    14349.30
  1994/09/30      16941.96                    14501.26
  1994/10/31      17340.36                    14836.45
  1994/11/30      17011.68                    14537.92
  1994/12/31      16862.28                    14414.04
  1995/01/31      16882.20                    14589.55
  1995/02/28      17400.12                    14859.45
  1995/03/31      19471.80                    16227.99
  1995/04/30      20019.60                    17076.01
  1995/05/31      19920.00                    17011.36
  1995/06/30      19870.20                    16985.23
  1995/07/31      19003.68                    16270.23
  1995/08/31      17240.76                    14754.23
  1995/09/30      16892.16                    14416.93
  1995/10/31      16503.72                    14087.79
  1995/11/30      16493.76                    14085.03
  1995/12/31      16254.72                    13905.22
  1996/01/31      15696.96                    13424.84
  1996/02/29      15965.88                    13658.21
  1996/03/31      15677.04                    13402.31
  1996/04/30      15945.96                    13673.15
  1996/05/31      15497.76                    13297.57
  1996/06/30      15268.68                    13106.06
  1996/07/31      15657.12                    13459.40
  1996/08/31      15338.40                    13205.97
  1996/09/30      14979.84                    12910.70
  1996/10/31      14621.28                    12609.52
  1996/11/30      14651.16                    12651.12
  1996/12/31      14352.36                    12400.17
IMATRL PRASUN   SHR__CHT 19961231 19970114 164017 R00000000000089

$10,000 OVER LIFE OF FUND: Let's say hypothetically that $10,000 was invested in Fidelity Yen Performance Portfolio, L.P. on November 16, 1989, when the fund started, and the current maximum 0.4% sales charge was paid. As the chart shows, by December 31, 1996, the value of the investment would have grown to $14,352 - a 43.52% increase on the initial investment. For comparison, look at how the Japanese yen did over the same period. The same $10,000 investment would have grown to $12,400 - a 24.00% increase. UNDERSTANDING
PERFORMANCE
How a fund did yesterday is
no guarantee of how it will do
tomorrow. The value of foreign
currencies compared to the
value of the U.S. dollar
changes daily. Changes in
interest rates and political
events can both affect a
currency's value compared to
the dollar. In turn, the share
price and return of a fund that
invests in foreign currencies
will vary. That means if you
sell your shares during a
market downturn, you might
lose money. But if you can ride
out short-term ups and downs,
you may have a gain.
(checkmark)
FUND TALK: THE MANAGER'S OVERVIEW


An interview with Jacques Perold, Portfolio Manager of Fidelity Foreign Currency Funds
Q. HOW DID THE FUND PERFORM, JACQUES?
A. For the year ended December 31, 1996, the Deutsche Mark fund returned -4.91%, compared to a 6.71% decrease in the value of the mark relative to the U.S. dollar; the Sterling fund rose 15.35% compared to a 10.45% increase in the pound; and the yen fund fell 11.70%, compared to a 10.82% decrease in the Yen.
Q. LET'S START WITH THE POUND, WHICH CONTINUED TO STRENGTHEN DURING THE PERIOD . . .
A. There are three main reasons for the continued strength of the British pound. The first is that the British pound has been undervalued relative to other European currencies. As a result, U.K. manufacturers were more competitive as their exports were cheaper to foreign buyers. This led to an economic recovery in the U.K. The second reason for the sterling's strength was that, in response to the strength of the economy, the Bank of England has been keeping interest rates firm. Money has been flowing into Great Britain because U.K. interest rates look attractive relative to those in other European countries. The final reason for continued pound strength involves the movement to create a single European currency. The U.K. may or may not participate in the single currency when it is introduced in 1999. By remaining uncommitted, Great Britain will have the benefit of participating in the single currency if it is successful without suffering any losses if the process is unsuccessful.
Q. THE YEN CONTINUES TO DECLINE IN VALUE. WHAT'S THE STORY THERE?
A. The weakening yen follows an economy experiencing minimal growth and very low interest rates. Official efforts to stimulate the economy out of a recession through accommodative monetary and fiscal policy have not been completely successful. While there have been flickering signs of an improving economy in Japan, there has been very little actual evidence of improvement.
Q. ARE THERE OTHER SPECIFIC FACTORS THAT HAVE HURT THE YEN?
A. Yes. The continuing efforts to improve the trade balance between the U.S. and Japan have continued to weigh on the yen. Japan has made an effort to open its economy and has moved some of its manufacturing abroad, which has put it in a position of importing goods it has produced. In addition, the low growth economy and poorly performing equity market have not acted in a manner conducive to attracting foreign investors - a theme that doesn't help the economy. If the Japanese currency continues to decline further, foreign investors will want to leave Japanese markets, not only because of the poor performance of the stock market, but also because of the additional losses suffered from currency translation.
Q.  WHAT ABOUT THE DEUTSCHE MARK?
A. The German currency continues to weaken versus the U.S. dollar. In Germany, unemployment is high, while interest rates are low and have the potential to go lower. Conversely, in the U.S., interest rates have remained steady, with the risk of moving higher. Germany has found itself in a position in which it has to keep its strict fiscal policy in check in order to qualify to participate in the single currency of the European Union. Therefore, there is an incentive to keep the Deutsche mark low in order to keep export growth positive. For these reasons, the mark has continued its decline against the U.S. dollar.
Q. WHAT'S YOUR OUTLOOK FOR THE NEXT SIX MONTHS?
A. It depends on which currency. I think the British pound is likely to continue to strengthen against other European currencies, but won't significantly appreciate against the U.S. dollar. As for the yen, officials have suggested that any further significant decline could be detrimental to the Japanese economy, so I think it will remain within its trading range. While it may weaken, I don't think it will be excessively weak. As for the mark, I think the German government has an incentive to keep it at current levels, if not somewhat weaker.
THE VIEWS EXPRESSED IN THIS REPORT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER. THE MANAGER'S VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED ON MARKET AND OTHER CONDITIONS.

FUND FACTS
GOAL: to approximate the
performance of each
currency relative to the U.S.
dollar while earning a
reasonable level of current
income
FUND NUMBERS: Deutsche
Mark Portfolio, 497; Sterling
Portfolio, 498; Yen Portfolio,
499
START DATE: November 16, 1989
SIZE: as of December 31,
1996, more than $6.0 million
in the Fidelity Deutsche
Mark; more than $1.5 million
in the Fidelity Sterling; more
than $2.4 million in the
Fidelity Yen performance
portfolios
MANAGER: Jacques Perold,
since October 1995; joined
Fidelity in 1986
(checkmark)
JACQUES PEROLD ON CURRENT
THEMES IN CURRENCIES:
"There's a plan in the works
for a number of European
countries to closely align their
economic and political
interests by the end of the
century. In the past year,
interest rates have converged
dramatically among countries
that are expected to
participate in the first round of
this European Union. To
qualify, countries have to keep
their currencies stable and
meet a variety of economic
criteria, including converging
inflation levels and stringent
fiscal controls.
"The belief is that a unified
European economy expands
the market for each country's
goods and lowers the overall
costs for doing business within
Europe. This would improve
business prospects for
European countries and would
be a positive for strong
companies of varying sizes in
many industries across
Europe."

NOTE TO SHAREHOLDERS:
The funds will continue to be
treated as partnerships for tax
purposes through 1997, but
may be taxed as corporations
beginning in 1998. If the funds
are taxed as corporations,
they may be able to qualify as
"regulated investment
companies" like most other
mutual funds. If they do not
qualify, however, the funds may
be required to pay taxes on
their income at corporate rates,
in addition to taxes that
investors in the fund would pay
on income distributed to them
as dividends. To avoid this, the
funds may significantly modify
their investment policies or
liquidate prior to 1998.
FIDELITY DEUTSCHE MARK PERFORMANCE PORTFOLIO, L.P.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in repurchase agreements in a joint                         $ 6,182,000
trading account

Cash                                                                    534

Unrealized appreciation on foreign currency contracts                   174

Receivable for fund shares sold                                         1,007

Receivable from investment adviser for expense                          6,070
reductions

 TOTAL ASSETS                                                           6,189,785

LIABILITIES

Unrealized depreciation on foreign currency contracts       $ 22,640

Payable for closed foreign currency contracts                5,872

Payable for fund shares redeemed                             122,181

Accrued management fee                                       2,598

Other payables and accrued expenses                          25,942

 TOTAL LIABILITIES                                                      179,233

NET ASSETS                                                             $ 6,010,552

Net Assets consist of:

Paid in capital                                                        $ 784,759

Undistributed net investment income                                     2,822,628

Accumulated undistributed net realized gain (loss) on                   2,425,631
foreign currency transactions

Net unrealized appreciation (depreciation) on assets and                (22,466)
liabilities in foreign currencies

NET ASSETS, for 348,909 shares outstanding                             $ 6,010,552

SHARES OUTSTANDING HELD BY:                                             10,070
 General Partners

 Limited Partners                                                       338,839

TOTAL SHARES OUTSTANDING                                                348,909

NET ASSET VALUE and redemption price per share                          $17.23
($6,010,552 (divided by) 348,909 shares)

Maximum offering price per share (100/99.60 of $17.23)                  $17.30


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                        $ 419,137
Interest

EXPENSES

Management fee                                               $ 37,870

Transfer agent fees                                           27,767

Accounting fees and expenses                                  60,000

Non-interested managing partners' compensation                34

Custodian fees and expenses                                   14,409

Registration fees                                             19,252

Audit                                                         22,822

Legal                                                         1,497

Miscellaneous                                                 422

 Total expenses before reductions                             184,073

 Expense reductions                                           (70,869)    113,204

NET INVESTMENT INCOME                                                     305,933

REALIZED AND UNREALIZED GAIN (LOSS)                                       (822,811)
Net realized gain (loss) on foreign currency transactions

Change in net unrealized appreciation (depreciation) on                   (1,451)
assets and liabilities in foreign currencies

NET GAIN (LOSS)                                                           (824,262)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                          $ (518,329)
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,
                                                          1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 305,933      $ 589,199
Net investment income

 Net realized gain (loss)                                  (822,811)      503,286

 Change in net unrealized appreciation (depreciation)      (1,451)        (37,977)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (518,329)      1,054,508
FROM OPERATIONS

Share transactions                                         2,518,039      28,567,208
Net proceeds from sales of shares

 Cost of shares redeemed                                   (7,520,631)    (26,607,731)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (5,002,592)    1,959,477
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (5,520,921)    3,013,985

NET ASSETS

 Beginning of period                                       11,531,473     8,517,488

 End of period (including undistributed net investment    $ 6,010,552    $ 11,531,473
income of $2,822,628 and $2,516,695, respectively)

OTHER INFORMATION
Shares

 Sold                                                      142,827        1,581,160

 Redeemed                                                  (430,164)      (1,466,474)

 Net increase (decrease)                                   (287,337)      114,686


FINANCIAL HIGHLIGHTS - DEUTSCHE MARK PERFORMANCE PORTFOLIO, L.P.

                                  YEARS ENDED DECEMBER 31,

                                  1996                       1995       1994      1993       1992

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 18.12                    $ 16.33    $ 14.03   $ 14.20    $ 14.05
of period

Income from Investment
Operations

 Net investment income             .71 C                      .78 C      .43 C     .23 C      .34 C

 Net realized and unrealized       (1.60)                     1.01       1.87      (.40)      (.19)
 gain (loss)

 Total from investment             (.89)                      1.79       2.30      (.17)      .15
 operations

Net asset value, end              $ 17.23                    $ 18.12    $ 16.33   $ 14.03    $ 14.20
of period

TOTAL RETURN A, B                  (4.91)%                    10.96%     16.39%    (1.20)%    1.07%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 6,011                    $ 11,531   $ 8,517   $ 5,777    $ 9,007
(000 omitted)

Ratio of expenses to average       1.50%                      1.50%      1.50%     1.50%      1.29%
net assets                        D                          D          D         D

Ratio of net investment income     4.04%                      4.31%      2.81%     1.62%      2.38%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in repurchase agreements in a joint                        $ 1,501,000
trading account

Cash                                                                   500

Unrealized appreciation on foreign currency contracts                  32,261

Receivable for fund shares sold                                        2,389

Receivable from investment adviser for expense                         15,486
reductions

 TOTAL ASSETS                                                          1,551,636

LIABILITIES

Payable for closed foreign currency contracts               $ 9,204

Payable for fund shares redeemed                             5,610

Accrued management fee                                       619

Other payables and accrued expenses                          24,738

 TOTAL LIABILITIES                                                     40,171

NET ASSETS                                                            $ 1,511,465

Net Assets consist of:

Undistributed net investment income                                   $ 935,473

Accumulated undistributed net realized gain (loss) on                  895,812
foreign currency transactions

Net unrealized appreciation (depreciation) on assets and               32,261
liabilities in foreign currencies

Excess of amounts paid on value of shares redeemed                     (352,081)
over paid in capital

NET ASSETS, for 85,260 shares outstanding                             $ 1,511,465

SHARES OUTSTANDING HELD BY:                                            10,076
 General Partners

 Limited Partners                                                      75,184

TOTAL SHARES OUTSTANDING                                               85,260

NET ASSET VALUE and redemption price per share                         $17.73
($1,511,465 (divided by) 85,260 shares)

Maximum offering price per share (100/99.60 of $17.73)                 $17.80


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                         $ 60,771
Interest

EXPENSES

Management fee                                               $ 5,614

Transfer agent fees                                           3,914

Accounting fees and expenses                                  60,000

Non-interested managing partners' compensation                52

Custodian fees and expenses                                   15,192

Registration fees                                             18,785

Audit                                                         18,427

Legal                                                         1,524

Miscellaneous                                                 151

 Total expenses before reductions                             123,659

 Expense reductions                                           (106,850)    16,809

NET INVESTMENT INCOME                                                      43,962

REALIZED AND UNREALIZED GAIN (LOSS)                                        108,201
Net realized gain (loss) on foreign currency transactions

Change in net unrealized appreciation (depreciation) on                    21,308
assets and liabilities in foreign currencies

NET GAIN (LOSS)                                                            129,509

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ 173,471
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,
                                                          1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 43,962       $ 83,737
Net investment income

 Net realized gain (loss)                                  108,201        26,105

 Change in net unrealized appreciation (depreciation)      21,308         21,240

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           173,471        131,082
FROM OPERATIONS

Share transactions                                         1,324,227      1,792,743
Net proceeds from sales of shares

 Cost of shares redeemed                                   (1,007,267)    (4,246,010)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           316,960        (2,453,267)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  490,431        (2,322,185)

NET ASSETS

 Beginning of period                                       1,021,034      3,343,219

 End of period (including undistributed net investment    $ 1,511,465    $ 1,021,034
income of $935,473 and $891,511, respectively)

OTHER INFORMATION
Shares

 Sold                                                      80,238         117,685

 Redeemed                                                  (61,425)       (277,244)

 Net increase (decrease)                                   18,813         (159,559)


FINANCIAL HIGHLIGHTS - STERLING PERFORMANCE PORTFOLIO, L.P.

                                  YEARS ENDED DECEMBER 31,

                                  1996                       1995       1994      1993      1992

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 15.37                    $ 14.79    $ 13.46   $ 13.16   $ 14.97
of period

Income from Investment
Operations

 Net investment income             .62 C                      .68 C      .38 C     .22 C     .34 C

 Net realized and                  1.74                       (.10) E    .95       .08       (2.15)
 unrealized gain (loss)

 Total from investment             2.36                       .58        1.33      .30       (1.81)
 operations

Net asset value, end              $ 17.73                    $ 15.37    $ 14.79   $ 13.46   $ 13.16
of period

TOTAL RETURN A, B                  15.35%                     3.92%      9.88%     2.28%     (12.09)%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 1,511                    $ 1,021    $ 3,343   $ 3,684   $ 1,715
(000 omitted)

Ratio of expenses to average       1.50%                      1.50%      1.50%     1.50%     1.50%
net assets                        D                          D          D         D         D

Ratio of net investment income     3.92%                      4.44%      2.69%     1.61%     2.27%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
E THE AMOUNT SHOWN FOR A SHARE OUTSTANDING DOES NOT CORRESPOND WITH THE AGGREGATE NET GAIN ON INVESTMENTS FOR THE PERIOD DUE TO THE TIMING OF SALES AND REPURCHASES OF FUND SHARES IN RELATION TO FLUCTUATING MARKET VALUES OF THE INVESTMENTS OF THE FUND.
FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 DECEMBER 31, 1996

ASSETS

Investment in repurchase agreements in a joint                         $ 2,547,000
trading account

Cash                                                                    147

Unrealized appreciation on foreign currency contracts                   229

Receivable for fund shares sold                                         37,784

Receivable from investment adviser for expense                          7,464
reductions

 TOTAL ASSETS                                                           2,592,624

LIABILITIES

Unrealized depreciation on foreign currency contracts       $ 54,570

Payable for closed foreign currency contracts                988

Payable for fund shares redeemed                             42,998

Accrued management fee                                       1,071

Other payables and accrued expenses                          25,283

 TOTAL LIABILITIES                                                      124,910

NET ASSETS                                                             $ 2,467,714

Net Assets consist of:

Paid in capital                                                        $ 564,868

Undistributed net investment income                                     983,267

Accumulated undistributed net realized gain (loss) on                   973,920
foreign currency transactions

Net unrealized appreciation (depreciation) on assets and                (54,341)
liabilities in foreign currencies

NET ASSETS, for 171,210 shares outstanding                             $ 2,467,714

SHARES OUTSTANDING HELD BY:                                             10,068
 General Partners

 Limited Partners                                                       161,142

TOTAL SHARES OUTSTANDING                                                171,210

NET ASSET VALUE and redemption price per share                          $14.41
($2,467,714 (divided by) 171,210 shares)

Maximum offering price per share (100/99.60 of $14.41)                  $14.47


STATEMENT OF OPERATIONS

 YEAR ENDED DECEMBER 31, 1996

INVESTMENT INCOME                                                         $ 149,903
Interest

EXPENSES

Management fee                                               $ 13,406

Transfer agent fees                                           10,688

Accounting fees and expenses                                  60,000

Non-interested managing partners' compensation                12

Custodian fees and expenses                                   15,099

Registration fees                                             19,850

Audit                                                         19,681

Legal                                                         1,533

Miscellaneous                                                 211

 Total expenses before reductions                             140,480

 Expense reductions                                           (100,296)    40,184

NET INVESTMENT INCOME                                                      109,719

REALIZED AND UNREALIZED GAIN (LOSS)                                        (476,220)
Net realized gain (loss) on foreign currency transactions

Change in net unrealized appreciation (depreciation) on                    4,970
assets and liabilities in foreign currencies

NET GAIN (LOSS)                                                            (471,250)

NET INCREASE (DECREASE) IN NET ASSETS RESULTING                           $ (361,531)
FROM OPERATIONS


STATEMENT OF CHANGES IN NET ASSETS

                                                          YEAR ENDED     YEAR ENDED
                                                          DECEMBER 31,   DECEMBER 31,
                                                          1996           1995

INCREASE (DECREASE) IN NET ASSETS

Operations                                                $ 109,719      $ 224,380
Net investment income

 Net realized gain (loss)                                  (476,220)      (115,000)

 Change in net unrealized appreciation (depreciation)      4,970          (377)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (361,531)      109,003
FROM OPERATIONS

Share transactions                                         4,687,166      15,772,636
Net proceeds from sales of shares

 Cost of shares redeemed                                   (4,751,388)    (16,492,788)

 NET INCREASE (DECREASE) IN NET ASSETS RESULTING           (64,222)       (720,152)
FROM SHARE TRANSACTIONS

  TOTAL INCREASE (DECREASE) IN NET ASSETS                  (425,753)      (611,149)

NET ASSETS

 Beginning of period                                       2,893,467      3,504,616

 End of period (including undistributed net investment    $ 2,467,714    $ 2,893,467
income of $983,267 and $873,548, respectively)

OTHER INFORMATION
Shares

 Sold                                                      301,567        823,652

 Redeemed                                                  (307,617)      (853,436)

 Net increase (decrease)                                   (6,050)        (29,784)


FINANCIAL HIGHLIGHTS - YEN PERFORMANCE PORTFOLIO, L.P.

                                  YEARS ENDED DECEMBER 31,

                                  1996                       1995       1994      1993      1992

SELECTED PER-SHARE DATA

Net asset value, beginning        $ 16.32                    $ 16.93    $ 15.03   $ 13.29   $ 12.97
of period

Income from Investment
Operations

 Net investment income             .63 C                      .82 C      .47 C     .24 C     .28 C

 Net realized and                  (2.54)                     (1.43)     1.43      1.50      .04
 unrealized gain (loss)

 Total from                        (1.91)                     (.61)      1.90      1.74      .32
 investment operations

Net asset value, end              $ 14.41                    $ 16.32    $ 16.93   $ 15.03   $ 13.29
of period

TOTAL RETURN A, B                  (11.70)%                   (3.60)%    12.64%    13.09%    2.47%

RATIOS AND SUPPLEMENTAL
DATA

Net assets, end of period         $ 2,468                    $ 2,893    $ 3,505   $ 2,253   $ 3,801
(000 omitted)

Ratio of expenses to average       1.50%                      1.50%      1.50%     1.50%     1.50%
net assets                        D                          D          D         D         D

Ratio of net investment income     4.09%                      4.38%      2.86%     1.56%     2.13%
to average net assets


A THE TOTAL RETURNS WOULD HAVE BEEN LOWER HAD CERTAIN EXPENSES NOT BEEN REDUCED DURING THE PERIODS SHOWN (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
B TOTAL RETURNS DO NOT INCLUDE THE ONE TIME SALES CHARGE.
C NET INVESTMENT INCOME PER SHARE HAS BEEN CALCULATED BASED ON AVERAGE SHARES OUTSTANDING DURING THE PERIOD.
D FMR AGREED TO REIMBURSE A PORTION OF THE FUND'S EXPENSES DURING THE PERIOD. WITHOUT THIS REIMBURSEMENT, THE FUND'S EXPENSE RATIO WOULD HAVE BEEN HIGHER (SEE NOTE 5 OF NOTES TO FINANCIAL STATEMENTS).
NOTES TO FINANCIAL STATEMENTS
For the period ended December 31, 1996


1. SIGNIFICANT ACCOUNTING POLICIES.
Fidelity Deutsche Mark Performance Portfolio, L.P., Fidelity Sterling Performance Portfolio, L.P. and Fidelity Yen Performance Portfolio, L.P., (the funds) are registered under the Investment Company Act of 1940, as amended (the 1940 Act), as open-end management investment companies organized as limited partnerships in the State of Delaware. Each fund is authorized to issue an unlimited number of limited partnership shares. Fidelity Management & Research Company (FMR), a wholly owned subsidiary of FMR Corp., is each fund's Non-Managing General Partner and investment adviser. Each fund has twelve Managing General Partners who supervise the management and operations of the fund. The financial statements have been prepared in conformity with generally accepted accounting principles which permit management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the funds:
FOREIGN CURRENCY TRANSLATION. The accounting records of the fund are maintained in U.S. dollars. Assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing rates of exchange at period end. Income receipts and expense payments are translated into U.S. dollars at the prevailing exchange rate on the respective dates of the transactions.
Net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts and disposition of foreign currencies.
INCOME TAXES. As limited partnerships, the funds are not subject to income taxes. Instead, each partner is allocated a proportionate share of taxable income.
The funds will continue to be treated as partnerships for tax purposes through 1997, but may be taxed as corporations beginning in 1998. If the funds are taxed as corporations, they may be able to qualify as "regulated investment companies" like most other mutual funds. If they do not qualify, however, the funds may be required to pay taxes on their income at corporate rates, in addition to taxes that investors in the fund would pay on income distributed to them as dividends. To avoid this, the funds may significantly modify their investment policies or liquidate prior to 1998. INTEREST INCOME. Interest income is accrued as earned.
DISTRIBUTIONS AND ALLOCATIONS. The funds do not intend to make cash distributions. Net interest income, realized gains and losses, and other deductions and credits of each fund are allocated daily to the outstanding shares of each fund. The amounts allocated are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences are primarily due to differing treatments for foreign currency transactions.
INVESTMENT TRANSACTIONS. Investment transactions are accounted for as of trade date.
2. OPERATING POLICIES.
FORWARD FOREIGN CURRENCY CONTRACTS. The funds use forward contracts to acquire exposure to foreign currencies. These contracts involve market risk in excess of the unrealized gain or loss reflected in each fund's Statement of Assets and Liabilities. The U.S. dollar value of the currencies each fund has committed to buy is shown in Note 7 under the caption "Forward Foreign Currency Contracts." This amount represents the aggregate exposure each fund has acquired through currency contracts at period end. Losses may arise due to changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.
The U.S. dollar value of forward foreign currency contracts is determined using forward currency exchange rates supplied by a quotation service. Purchases and sales of forward foreign currency contracts having the same settlement date and broker are offset and any realized gain (loss) is recognized on the date of offset; otherwise, gain (loss) is recognized on settlement date.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the funds, along with other affiliated entities of FMR, may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase for U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The underlying U.S. Treasury or Federal Agency Securities are transferred to an account of the funds, or to the Joint Trading Account, at a bank custodian. The securities are marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest). FMR, the funds' investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
3. JOINT TRADING ACCOUNT.
Each fund may use a joint trading account for the purpose of investing in repurchase agreements. These repurchase agreements were with entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $6,184,318 for Fidelity Deutsche Mark Performance Portfolio, L.P., $1,501,563 for Fidelity Sterling Performance Portfolio, L.P. and $2,547,955 for Fidelity Yen Performance Portfolio, L.P., all at 6.75 %. The investments in repurchase agreements through the joint trading account are summarized as follows:
3. JOINT TRADING ACCOUNT - CONTINUED
SUMMARY OF JOINT TRADING
DATED DECEMBER 31, 1996, DUE JANUARY 2, 1997
Number of dealers or banks 20
Maximum amount with one dealer or bank 17.6%
Aggregate principal amount of agreements $19,054,743,000
Aggregate maturity amount of agreements $19,061,891,381
Aggregate market value of transferred assets $19,440,451,571
Coupon rates of transferred assets 0.0% to 15 3/4%
Maturity dates of transferred assets 1/15/97 to 11/15/26
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As each fund's investment adviser, FMR receives a fee that is computed daily at an annual rate of .50% of the fund's average net assets.
SALES LOAD. For the period, Fidelity Distributors Corporation (FDC), an affiliate of FMR and the general distributor of the fund, received sales charges of $8,037, $4,608 and $13,778 for the Deutsche Mark, Sterling and Yen Performance Portfolios, respectively, on sales of shares of each fund. TRANSFER AGENT FEES. Fidelity Service Co. (FSC), an affiliate of FMR, is the funds' transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annual rate of .37%,
 .35% and .40% of the average net assets of Deutsche Mark, Sterling and Yen Performance Portfolios, respectively.
ACCOUNTING FEES. FSC maintains the funds' accounting records. The fee is based on the level of average net assets for the month plus out-of-pocket expenses.
5. EXPENSE REDUCTIONS.
FMR voluntarily agreed to reimburse the funds' operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) above an annual rate of 1.50% of average net assets. For the period, the reimbursement reduced the funds' expenses by $70,850, $106,833 and $100,277 for the Deutsche Mark, Sterling and Yen Performance Portfolios, respectively.
In addition, each fund has entered into an arrangement with its custodian whereby interest earned on uninvested cash balances was used to offset a portion of each fund's expenses. During the period, the custodian fees were reduced by $19, $17 and $19 for the Deutsche Mark, Sterling and Yen Performance Portfolios, respectively, under this arrangement.
6. BENEFICIAL INTEREST.
At the end of the period, FMR and its affiliates were record owners of more than 5% of the outstanding shares of the following funds:
BENEFICIAL INTEREST
 FUND % OWNERSHIP
Sterling Performance
 Portfolio, L.P. 12
Yen Performance
 Portfolio, L.P. 6
7. COMMITMENTS.
At period end, each fund had various contracts open which obligate the funds to receive currencies at specified future dates. Open contracts were as follows:
FORWARD FOREIGN CURRENCY CONTRACTS
  SETTLEMENT  UNREALIZED
  DATE VALUE GAIN/(LOSS)
CONTRACTS TO BUY
FIDELITY DEUTSCHE MARK PERFORMANCE PORTFOLIO, L.P.
  9,160,381 DEM 3/3/97 $ 5,966,457 $ (22,466)
 (Payable amount $5,988,923)
FIDELITY STERLING PERFORMANCE PORTFOLIO, L.P.
  871,900 GBP  3/3/97 $ 1,491,353 $ 32,261
(Payable amount $1,459,092)
FIDELITY YEN PERFORMANCE PORTFOLIO, L.P.
  281,839,931 JPY  3/3/97 $ 2,451,841 $ (54,341)
 (Payable amount $2,506,182)
REPORT OF INDEPENDENT ACCOUNTANTS


To the Partners of Fidelity Deutsche Mark Performance Portfolio, L.P., Fidelity Sterling Performance Portfolio, L.P. and Fidelity Yen Performance Portfolio, L.P.:
We have audited the accompanying statements of assets and liabilities of Fidelity Deutsche Mark Performance Portfolio, L.P., Fidelity Sterling Performance Portfolio, L.P. and Fidelity Yen Performance Portfolio, L.P. as of December 31, 1996, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of each fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1996 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Deutsche Mark Performance Portfolio, L.P., Fidelity Sterling Performance Portfolio, L.P. and Fidelity Yen Performance Portfolio, L.P., as of December 31, 1996, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with generally accepted accounting principles.
/s/COOPERS & LYBRAND L.L.P.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
February 25, 1997
MANAGING YOUR INVESTMENTS


Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day. BY PHONE
Fidelity TouchTone Xpressprovides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.
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(PHONE_GRAPHIC)TOUCHTONE XPRESS
1-800-544-5555
PRESS
 For mutual fund and brokerage trading.
1
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2
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3
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fund activity.
4
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5
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*
0
BY PC
Fidelity's Web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services. (PHONE_GRAPHIC)FIDELITY'S WEB SITE
WWW.FIDELITY.COM
If you are not currently on the Internet, call Fidelity at 1-800-544-7272 for significant savings on Web access from internetMCI.
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FIDELITY ON-LINE XPRESS+
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Fidelity On-line Xpress+ software for Windows combines comprehensive portfolio management capabilities, securities trading and access to research and analysis tools . . . all on your desktop. Call Fidelity at 1-800-544-7272 or visit our Web site for more information on how to manage your investments via your PC.
* WHEN YOU CALL THE QUOTES LINE, PLEASE REMEMBER THAT A FUND'S YIELD AND RETURN WILL
VARY AND, EXCEPT FOR MONEY MARKET FUNDS, SHARE PRICE WILL ALSO VARY. THIS MEANS THAT
YOU MAY HAVE A GAIN OR LOSS WHEN YOU SELL YOUR SHARES. THERE IS NO
ASSURANCE THAT
MONEY MARKET FUNDS WILL BE ABLE TO MAINTAIN A STABLE $1 SHARE PRICE; AN
INVESTMENT
IN A MONEY MARKET FUND IS NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.
TOTAL
RETURNS ARE HISTORICAL AND INCLUDE CHANGES IN SHARE PRICE, REINVESTMENT OF DIVIDENDS
AND CAPITAL GAINS, AND THE EFFECTS OF ANY SALES CHARGES.
TO WRITE FIDELITY


If more than one address is listed, please locate the address that is closest to you. We'll give your correspondence immediate attention and send
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(LETTER_GRAPHIC)MAKING CHANGES
TO YOUR ACCOUNT
(such as changing name, address, bank, etc.)
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Cincinnati, OH 45277-0002
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Attn: Redemptions - CP6I
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(LETTER_GRAPHIC)FOR RETIREMENT
ACCOUNTS
BUYING SHARES
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SELLING SHARES
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OVERNIGHT EXPRESS
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GENERAL CORRESPONDENCE
Fidelity Investments
P.O. Box 660602
Dallas, TX 75266-0602
INVESTMENT ADVISER
Fidelity Management &
 Research Company
Boston, MA
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Jacques Perold, VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Robert H. Morrison, MANAGER,
 SECURITY TRANSACTIONS
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
MANAGING GENERAL PARTNERS
J. Gary Burkhead
Ralph F. Cox *
Phyllis Burke Davis *
Richard J. Flynn *
Edward C. Johnson 3d
E. Bradley Jones *
Donald J. Kirk *
Peter S. Lynch
Edward H. Malone *
Marvin L. Mann *
Gerald C. McDonough *
Thomas R. Williams *
NON-MANAGING GENERAL PARTNER
Fidelity Management &
 Research Company
Boston, MA
ADVISORY BOARD
William O. McCoy
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
* INDEPENDENT TRUSTEES
TRANSFER AND SHAREHOLDER
SERVICING AGENT
Fidelity Service Co.
Boston, MA
CUSTODIAN
The Chase Manhattan Bank, N.A.
New York, NY
FIDELITY'S FOREIGN CURRENCY FUNDS
Fidelity Yen Performance
 Portfolio, L.P.
Fidelity Sterling Performance
 Portfolio, L.P.
Fidelity Deutsche Mark Performance
 Portfolio, L.P.
CORPORATE HEADQUARTERS
82 Devonshire Street
Boston, MA 02109
1-800-544-8888
THE FIDELITY TELEPHONE CONNECTION
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